INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2021	2020

Raw materials	$35,896	$23,023
Work-in-progress	2,948	1,534
Finished goods	165,881	127,516

	$204,725	$152,073